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                                                  December 12, 2007



VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


                            Metropolitan Series Fund
                   (Harris Oakmark Large Cap Value Portfolio)
                                 CIK: 0000710826



Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Metropolitan Series Fund, Inc. (the "Fund"). This filing relates to the acquisition of the assets and liabilities of MFS Value Portfolio, a series of Met Investors Series Trust, by and in exchange for shares of MFS Value Portfolio, a series of the Fund.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1205.

                                                Very truly yours,



                                                /s/Robert N. Hickey
                                                -------------------------
                                                Robert N. Hickey

Enclosures
cc:  Elizabeth Forget
     Richard Pearson
     Jack Huntington
     John Rizzo
     Catherine Dent
     Nicole Bishop